Risks and Uncertainties in the Group and the Parent Company	6 Months Ended
Jun. 30, 2023
Risks and Uncertainties in the Group and the Parent Company
Risks and Uncertainties in the Group and the Parent Company

Note 3 - Risks and Uncertainties in the Group and the Parent Company

Operational Risks

Research and drug development up to approved registration is subject to considerable risk and is a capital-intensive process. The majority of all initiated projects will never reach market registration due to the technological risks, such as a failure to demonstrate eﬃcacy or a favorable risk/ benefit profile, or manufacturing problems. Competing pharmaceuticals can capture market share or reach the market faster, or if competing research projects achieve better product profiles, the future value of the product portfolio may be lower than expected. The operations may also be impacted negatively by regulatory decisions, such as lack of approvals and price changes.

Calliditas has a commercialized product, which has been approved under accelerated approval in the U.S. under the brand name TARPEYO and has received conditional marketing authorization in the EU and the UK under the brand name Kinpeygo. There is a risk that commercialization will not go according to plan or that the uptake of prescribing physicians will be worse than planned or that the drug will not have suﬃcient eﬀect or show unwanted side eﬀects, which may aﬀect the sales negatively.

Financial Risks

Calliditas’ financial policy governing the management of financial risks has been designed by the Board of Directors and represents the framework of guidelines and rules in the form of risk mandated and limits for financial activities. The Group is primarily aﬀected by foreign exchange risk, since the development costs for Nefecon and setanaxib are mainly paid in USD and EUR. Further, the Group holds account receivables in USD and cash in USD and EUR to meet future expected costs in USD and EUR in connection with commercialization of TARPEYO in the U.S. and the clinical development programs. Regarding the Group and the Parent Company’s financial risk management, the risks are essentially unchanged compared with the description in the Annual Report for 2022.

For more information and full disclosure regarding the operational and financial risks, reference is made to the Annual Report for 2022 and the Annual Report on Form 20-F, filed with the SEC in April 2023.